Note 9 (Tables)	12 Months Ended
Dec. 31, 2025
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the consolidated balance sheets is as follows:

CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEMAND DEPOSITS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Cash on hand		8,050	8,636	7,751
Cash balances at central banks ⁽¹⁾		42,856	35,306	60,750
Other demand deposits		7,931	7,202	6,916
Total	8.2	58,837	51,145	75,416
(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.